SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts receivable, net of allowance for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue recognition
Revenues	$ 255,287	$ 629,428	$ 503,568
Return period, subsequent to the receipt of shipment with quality-related issues	12 months
Accrued sales return	$ 451	1,376	2,348
Allowance for sales return	7,154	15,732	14,950
Cost of goods sold	101,795	269,496	228,490
Movements in the allowance for credit losses
Allowance of credit losses	1,853	1,841
Credit losses recognized	19	0	0
Revenue included in advance from customers
Contract liabilities as of January 1	11,201	26,652
Cash received in advance, net of VAT	236,087	617,450
Revenue recognized from opening balance of contract liabilities	(11,201)	(26,652)
Revenue recognized from contract liabilities arising during current year	(229,462)	(606,249)
Contract liabilities as of December 31	$ 6,625	11,201	26,652
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation [true false]	true
Selling and marketing
Advertising expense	$ 104,347	291,702	210,817
General and administrative
Research and development expense	15,527	19,105	19,447
Chargeback incurred	$ 681	2,338	2,209
Income taxes
Threshold percentage for not recognizing income tax	50.00%
Shipping and handling
Revenue recognition
Cost of goods sold	$ 48,625	126,628	101,349
Membership revenues
Revenue recognition
Revenues	1,254	1,899	$ 479
Foreign currency risk | Denominated in RMB
Foreign currency risk
Cash and cash equivalents and restricted cash	$ 1,638	$ 3,115
Maximum
Revenue recognition
Return period, subsequent to the receipt of shipment with no quality-related issues	7 days
Return period, subsequent to the receipt of shipment with quality-related issues	30 days